485BXT		File Nos. 333-143195
Allianz Vision New York (Legacy) delay filing		811-05716
		Class I.D. C000051278
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	41	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	200	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 10005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 16, 2014 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 28, 2014
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
PARTS A, B and C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 40 TO FORM N-4 ON JANUARY 17, 2014 AND ARE INCORPORATED BY REFERENCE.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 17th day of March, 2014

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel

By: WALTER R. WHITE(2)
Walter R. White
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 17th day of April, 2014.

Signature	Title
Walter R. White(2)	Chairman of the Board and Chief Executive Officer
Giulio Terzariol(1)	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert(1)	Director
Eugene T. Wilkinson(1)	Director
Thomas P. Burns(1)	Director and President
Ronald M. Clark(3)	Director
Steven J. Thiel(4)	Director, Vice President and Appointed Actuary

(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant’s Post-Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

(2)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

(3)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Registrant's Post-Effective Amendment No.3 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 8, 2013.

(4)
By Power of Attorney incorporated by reference as exhibit EX-99.13.c. from Registrant’s Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on January 17, 2014.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
Senior Securities Counsel